Prepayment for CIP Project (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jun. 25, 2021 USD ($)	Jun. 25, 2021 CNY (¥)
Prepayment for CIP Project [Line Items]
Impairment Loss of Prepayments	$ 487,428
Capital expenditures	282,204	$ 342,478
Chenyuan [Member]
Prepayment for CIP Project [Line Items]
Total estimated budget	9,700				¥ 69.2
Construction in Progress [Member]
Prepayment for CIP Project [Line Items]
Total estimated budget								$ 23,200	¥ 165.0
Construction amount						$ 407,361	¥ 2.9
Refundable prepayment	8,900
Impairment Loss of Prepayments	$ 481,109
Capital expenditures		13,500	¥ 95.8
Construction In Progress for Next 12 Months [Member]
Prepayment for CIP Project [Line Items]
Capital expenditures		$ 3,500